Note 8 - Net Loss Per Share (Tables)	6 Months Ended
Jun. 30, 2017
Notes Tables
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	Six months ended June 30,
	2016	2017
	(Unaudited)	(Unaudited)
Numerator:
Net loss attributable to BeyondSpring Inc. — basic and diluted	$(5,389)	$(60,737)

Denominator:
Weighted average number of ordinary shares outstanding —basic and diluted	15,750,000	19,916,446

Net loss per share —basic and diluted	$(0.34)	$(3.05)